JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.4%
Boeing Co. (The)*	655	148,344
L3Harris Technologies, Inc.	259	58,726
Raytheon Technologies Corp.	1,831	159,206

		366,276

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	167	14,891
Expeditors International of Washington, Inc.	213	27,317
United Parcel Service, Inc., Class B	205	39,229

		81,437

Auto Components — 0.3%
Aptiv plc*	342	57,063
BorgWarner, Inc.	303	14,841

		71,904

Automobiles — 1.5%
Ford Motor Co.*	4,957	69,150
General Motors Co.*	1,124	63,888
Tesla, Inc.*	406	279,004

		412,042

Banks — 2.9%
Bank of America Corp.	6,660	255,478
Citigroup, Inc.	2,364	159,854
Comerica, Inc.	177	12,153
Fifth Third Bancorp	888	32,225
PNC Financial Services Group, Inc. (The)	538	98,137
Regions Financial Corp.	868	16,709
SVB Financial Group*	65	35,747
US Bancorp	1,700	94,418
Wells Fargo & Co.	1,707	78,419

		783,140

Beverages — 1.3%
Brown-Forman Corp., Class B	286	20,283
Coca-Cola Co. (The)	3,864	220,364
Keurig Dr Pepper, Inc.	884	31,126
PepsiCo, Inc.	529	83,026

		354,799

Biotechnology — 2.5%
AbbVie, Inc.	1,548	180,032
Amgen, Inc.	689	166,421
Biogen, Inc.*	190	62,079
Gilead Sciences, Inc.	1,591	108,649
Incyte Corp.*	234	18,100
Regeneron Pharmaceuticals, Inc.*	127	72,976
Vertex Pharmaceuticals, Inc.*	328	66,118

		674,375

Building Products — 0.5%
Johnson Controls International plc	907	64,778
Lennox International, Inc.	39	12,848
Trane Technologies plc	302	61,490

		139,116

Capital Markets — 4.4%
Bank of New York Mellon Corp. (The)	1,016	52,151
BlackRock, Inc.	156	135,278
Brookfield Asset Management, Inc., Class A (Canada)	5	276
Charles Schwab Corp. (The)	1,506	102,333
CME Group, Inc.	376	79,761
FactSet Research Systems, Inc.	47	16,792
Goldman Sachs Group, Inc. (The)	417	156,325
Intercontinental Exchange, Inc.	354	42,420
Invesco Ltd.	422	10,288
Lazard Ltd., Class A	59	2,785
LPL Financial Holdings, Inc.	101	14,245
Moody’s Corp.	206	77,456
Morgan Stanley	1,401	134,468
Morningstar, Inc.	30	7,579
MSCI, Inc.	102	60,788
Nasdaq, Inc.	145	27,076
Northern Trust Corp.	245	27,648
S&P Global, Inc.	305	130,760
State Street Corp.	440	38,342
T. Rowe Price Group, Inc.	289	59,002

		1,175,773

Chemicals — 1.4%
Albemarle Corp.	147	30,288
Ashland Global Holdings, Inc.	67	5,700
Axalta Coating Systems Ltd.*	264	7,946
Celanese Corp.	143	22,275
Eastman Chemical Co.	172	19,388
Ecolab, Inc.	316	69,782
FMC Corp.	163	17,433
International Flavors & Fragrances, Inc.	315	47,452
PPG Industries, Inc.	300	49,056
Scotts Miracle-Gro Co. (The)	52	9,202
Sherwin-Williams Co. (The)	309	89,928
Valvoline, Inc.	229	7,026
WR Grace & Co.	69	4,802

		380,278

Commercial Services & Supplies — 0.4%
MSA Safety, Inc.	46	7,566
Republic Services, Inc.	266	31,484
Waste Management, Inc.	535	79,319

		118,369

Communications Equipment — 1.2%
Arista Networks, Inc.*	76	28,910
Ciena Corp.*	182	10,581
Cisco Systems, Inc.	4,126	228,457
CommScope Holding Co., Inc.*	242	5,121
Juniper Networks, Inc.	410	11,537
Motorola Solutions, Inc.	210	47,023

		331,629

Construction Materials — 0.1%
Vulcan Materials Co.	167	30,058

Consumer Finance — 0.9%
American Express Co.	826	140,858
Capital One Financial Corp.	568	91,845

		232,703

Containers & Packaging — 0.3%
AptarGroup, Inc.	83	10,700
Avery Dennison Corp.	105	22,122
Ball Corp.	407	32,918
International Paper Co.	392	22,642

		88,382

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B*	668	185,898
Voya Financial, Inc.	152	9,789

		195,687

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	4,267	119,689
Lumen Technologies, Inc.	1,393	17,371
Verizon Communications, Inc.	3,983	222,172

		359,232

Electric Utilities — 1.3%
Avangrid, Inc.	81	4,223
Edison International	472	25,724
Eversource Energy	434	37,441
Exelon Corp.	1,235	57,798
FirstEnergy Corp.	688	26,364
NextEra Energy, Inc.	2,302	179,326
PG&E Corp.*	1,948	17,123

		347,999

Electrical Equipment — 0.8%
Acuity Brands, Inc.	45	7,892
Eaton Corp. plc	504	79,657
Emerson Electric Co.	756	76,273
Rockwell Automation, Inc.	149	45,806

		209,628

Electronic Equipment, Instruments & Components — 0.3%
Keysight Technologies, Inc.*	235	38,669
National Instruments Corp.	166	7,322
Trimble, Inc.*	317	27,104

		73,095

Energy Equipment & Services — 0.4%
Baker Hughes Co.	948	20,136
Halliburton Co.	1,122	23,203
NOV, Inc.*	492	6,794
Schlumberger NV	1,772	51,087

		101,220

Entertainment — 1.4%
Netflix, Inc.*	186	96,268
Walt Disney Co. (The)*	1,593	280,400

		376,668

Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities, Inc.	185	37,248
American Tower Corp.	96	27,149
AvalonBay Communities, Inc.	176	40,098
Boston Properties, Inc.	197	23,124
Brixmor Property Group, Inc.	374	8,609
Crown Castle International Corp.	457	88,242
Douglas Emmett, Inc.	210	7,014
Duke Realty Corp.	471	23,964
Equity Residential	467	39,289
Essex Property Trust, Inc.	82	26,904
Extra Space Storage, Inc.	166	28,907
First Industrial Realty Trust, Inc.	163	8,929
Healthpeak Properties, Inc.	682	25,214
Hudson Pacific Properties, Inc.	183	4,989
Iron Mountain, Inc.	363	15,885
Kilroy Realty Corp.	147	10,183
Kimco Realty Corp.	522	11,134
Prologis, Inc.	934	119,589
Public Storage	69	21,561
Realty Income Corp.	473	33,247
Regency Centers Corp.	214	13,998
SBA Communications Corp.	137	46,716
Simon Property Group, Inc.	413	52,253
SL Green Realty Corp.	91	6,776
UDR, Inc.	374	20,566
Ventas, Inc.	474	28,336
Vornado Realty Trust	222	9,657
Welltower, Inc.	529	45,949

		825,530

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	331	142,237
Walmart, Inc.	542	77,262

		219,499

Food Products — 0.4%
General Mills, Inc.	772	45,440
Hershey Co. (The)	153	27,369
McCormick & Co., Inc. (Non-Voting)	315	26,513
Mondelez International, Inc., Class A	76	4,808

		104,130

Gas Utilities — 0.1%
National Fuel Gas Co.	107	5,503
UGI Corp.	263	12,095

		17,598

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	1,545	186,914
Becton Dickinson and Co.	308	78,771
Boston Scientific Corp.*	1,797	81,943
Danaher Corp.	479	142,498
Edwards Lifesciences Corp.*	783	87,908
Insulet Corp.*	84	23,494
Intuitive Surgical, Inc.*	16	15,863
Medtronic plc	440	57,776
Stryker Corp.	20	5,419

		680,586

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	186	22,723
Anthem, Inc.	300	115,203
Cigna Corp.	432	99,140
CVS Health Corp.	1,670	137,541
Humana, Inc.	158	67,286
UnitedHealth Group, Inc.	790	325,654

		767,547

Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc.*	52	113,270
Chipotle Mexican Grill, Inc.*	36	67,084
McDonald’s Corp.	803	194,896
Starbucks Corp.	1,442	175,102
Yum! Brands, Inc.	378	49,665

		600,017

Household Durables — 0.4%
DR Horton, Inc.	339	32,351
Garmin Ltd.	191	30,025
Newell Brands, Inc.	481	11,905
Toll Brothers, Inc.	151	8,950
Whirlpool Corp.	78	17,280

		100,511

Household Products — 1.4%
Clorox Co. (The)	158	28,581
Colgate-Palmolive Co.	1,057	84,031

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Procter & Gamble Co. (The)	1,869	265,828

		378,440

Industrial Conglomerates — 1.5%
3M Co.	110	21,774
General Electric Co.	11,132	144,159
Honeywell International, Inc.	790	184,694
Roper Technologies, Inc.	102	50,117

		400,744

Insurance — 2.2%
Aflac, Inc.	850	46,750
Allstate Corp. (The)	378	49,159
Aon plc, Class A	283	73,588
Arthur J Gallagher & Co.	243	33,852
Assurant, Inc.	80	12,625
Brown & Brown, Inc.	297	16,157
Chubb Ltd.	567	95,676
Cincinnati Financial Corp.	190	22,397
First American Financial Corp.	135	9,087
Hartford Financial Services Group, Inc. (The)	451	28,693
Lincoln National Corp.	240	14,789
MetLife, Inc.	939	54,180
Principal Financial Group, Inc.	340	21,124
Prudential Financial, Inc.	499	50,040
Travelers Cos., Inc. (The)	318	47,356
Unum Group	258	7,069
WR Berkley Corp.	174	12,732

		595,274

Interactive Media & Services — 6.0%
Alphabet, Inc., Class A*	403	1,085,896
Facebook, Inc., Class A*	1,421	506,302

		1,592,198

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.*	298	991,622
eBay, Inc.	863	58,865
Etsy, Inc.*	159	29,178
Qurate Retail, Inc., Series A	470	5,574

		1,085,239

IT Services — 5.2%
Accenture plc, Class A	335	106,423
Alliance Data Systems Corp.	68	6,341
Amdocs Ltd.	163	12,569
Automatic Data Processing, Inc.	13	2,725
Cognizant Technology Solutions Corp., Class A	667	49,045
Fidelity National Information Services, Inc.	785	117,004
Genpact Ltd.	231	11,506
Globant SA*	49	11,719
International Business Machines Corp.	927	130,670
Mastercard, Inc., Class A	764	294,858
PayPal Holdings, Inc.*	1,031	284,071
Square, Inc., Class A*	22	5,440
Switch, Inc., Class A	162	3,347
Visa, Inc., Class A	1,407	346,671

		1,382,389

Leisure Products — 0.1%
Brunswick Corp.	98	10,231
Hasbro, Inc.	162	16,109

		26,340

Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	385	58,993
Illumina, Inc.*	185	91,714
IQVIA Holdings, Inc.*	241	59,696
Mettler-Toledo International, Inc.*	29	42,738
PerkinElmer, Inc.	141	25,694
Thermo Fisher Scientific, Inc.	397	214,384
Waters Corp.*	77	30,015

		523,234

Machinery — 2.0%
Caterpillar, Inc.	698	144,311
Crane Co.	62	6,028
Cummins, Inc.	185	42,938
Deere & Co.	357	129,088
Dover Corp.	181	30,249
Flowserve Corp.	177	7,450
Fortive Corp.	413	30,009
Gates Industrial Corp. plc*	115	2,083
Illinois Tool Works, Inc.	398	90,215
ITT, Inc.	109	10,672
Middleby Corp. (The)*	70	13,404
Oshkosh Corp.	86	10,281
Xylem, Inc.	227	28,568

		545,296

Marine — 0.0%(a)
Kirby Corp.*	85	4,922

Media — 0.7%
Charter Communications, Inc., Class A*	9	6,697
Comcast Corp., Class A	2,276	133,897
Interpublic Group of Cos., Inc. (The)	495	17,503
Omnicom Group, Inc.	270	19,661

		177,758

Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	1,853	70,600
Newmont Corp.	1,015	63,762

		134,362

Multiline Retail — 0.6%
Target Corp.	630	164,462

Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	747	19,019
Consolidated Edison, Inc.	434	32,016
Dominion Energy, Inc.	196	14,674
Public Service Enterprise Group, Inc.	638	39,703
Sempra Energy	399	52,129
WEC Energy Group, Inc.	212	19,958

		177,499

Oil, Gas & Consumable Fuels — 2.1%
Cabot Oil & Gas Corp.	496	7,936
Chevron Corp.	1,932	196,697
ConocoPhillips	763	42,774
Devon Energy Corp.	853	22,042
EOG Resources, Inc.	739	53,844
EQT Corp.*	352	6,473
Exxon Mobil Corp.	1,885	108,519
Hess Corp.	351	26,830
Occidental Petroleum Corp.	1,070	27,927
ONEOK, Inc.	561	29,155

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Pioneer Natural Resources Co.	273	39,686

		561,883

Personal Products — 0.4%
Coty, Inc., Class A*	418	3,649
Estee Lauder Cos., Inc. (The), Class A	290	96,811
Herbalife Nutrition Ltd.*	135	6,877

		107,337

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	2,254	152,979
Eli Lilly & Co.	882	214,767
Johnson & Johnson	2,113	363,858
Merck & Co., Inc.	926	71,182
Organon & Co.*	103	2,988
Pfizer, Inc.	2,238	95,809
Zoetis, Inc.	24	4,865

		906,448

Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	171	14,673
IHS Markit Ltd.	473	55,265
Jacobs Engineering Group, Inc.	164	22,181
Leidos Holdings, Inc.	178	18,943
ManpowerGroup, Inc.	69	8,182
Nielsen Holdings plc	452	10,708
Verisk Analytics, Inc.	201	38,178

		168,130

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A*	423	40,803
Howard Hughes Corp. (The)*	48	4,450
Jones Lang LaSalle, Inc.*	65	14,467

		59,720

Road & Rail — 0.6%
Lyft, Inc., Class A*	363	20,081
Uber Technologies, Inc.*	2,043	88,789
Union Pacific Corp.	190	41,564

		150,434

Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.*	1,542	163,745
Analog Devices, Inc.	420	70,316
Applied Materials, Inc.	1,136	158,961
Broadcom, Inc.	144	69,898
Cirrus Logic, Inc.*	73	6,029
Entegris, Inc.	161	19,423
First Solar, Inc.*	132	11,357
Intel Corp.	1,675	89,981
Lam Research Corp.	182	116,009
Micron Technology, Inc.*	85	6,594
NVIDIA Corp.	1,952	380,621
QUALCOMM, Inc.	1,288	192,942
Teradyne, Inc.	210	26,670
Texas Instruments, Inc.	313	59,664
Xilinx, Inc.	311	46,600

		1,418,810

Software — 10.7%
Adobe, Inc.*	443	275,382
ANSYS, Inc.*	110	40,531
Atlassian Corp. plc, Class A*	167	54,295
Autodesk, Inc.*	279	89,595
Cadence Design Systems, Inc.*	348	51,382
Citrix Systems, Inc.	157	15,818
Dolby Laboratories, Inc., Class A	81	7,865
Intuit, Inc.	325	172,240
Microsoft Corp.	5,082	1,447,913
NortonLifeLock, Inc.	696	17,275
Oracle Corp.	2,047	178,376
PTC, Inc.*	133	18,015
salesforce.com, Inc.*	879	212,656
ServiceNow, Inc.*	250	146,972
Synopsys, Inc.*	179	51,550
Teradata Corp.*	138	6,853
VMware, Inc., Class A*	102	15,681
Workday, Inc., Class A*	234	54,850

		2,857,249

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	83	17,601
Best Buy Co., Inc.	316	35,502
Burlington Stores, Inc.*	44	14,731
CarMax, Inc.*	206	27,594
Home Depot, Inc. (The)	935	306,858
Lowe’s Cos., Inc.	865	166,677
TJX Cos., Inc. (The)	565	38,878
Tractor Supply Co.	145	26,235
Williams-Sonoma, Inc.	95	14,411

		648,487

Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	10,559	1,540,136
Dell Technologies, Inc., Class C*	312	30,145
HP, Inc.	1,579	45,586

		1,615,867

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.*	159	8,953
Columbia Sportswear Co.	41	4,085
Hanesbrands, Inc.	439	8,016
NIKE, Inc., Class B	1,381	231,331
PVH Corp.*	90	9,416
Ralph Lauren Corp.	60	6,811
Tapestry, Inc.*	353	14,932
Under Armour, Inc., Class A*	140	2,863
VF Corp.	410	32,882

		319,289

Tobacco — 1.1%
Altria Group, Inc.	2,346	112,702
Philip Morris International, Inc.	1,762	176,358

		289,060

Trading Companies & Distributors — 0.2%
United Rentals, Inc.*	92	30,319
Univar Solutions, Inc.*	208	5,104
WW Grainger, Inc.	59	26,230

		61,653

Water Utilities — 0.2%
American Water Works Co., Inc.	230	39,125
Essential Utilities, Inc.	283	13,901

		53,026

Wireless Telecommunication Services — 0.0%(a)
T-Mobile US, Inc.*	21	3,024

TOTAL COMMON STOCKS (Cost $22,697,953)		26,627,802

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
PREFERRED STOCKS — 0.0%(a)
Real Estate Management & Development — 0.0%(a)
Brookfield Property Preferred LP, 6.25%, 7/26/2081 ($25 par value) (Cost $80)	3	82

SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c) (Cost $75,487)	75,487	75,487

Total Investments — 100.0% (Cost $22,773,520)		26,703,371
Other Assets Less Liabilities — 0.0%(a)		12,378

Net Assets — 100.0%		26,715,749

Percentages indicated are based on net assets.

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	3	09/2021	USD	65,835	1,037

Abbreviations

USD	United States Dollar

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$26,703,371	$—	$—	$26,703,371

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,037	$—	$—	$1,037

(a)	Please refer to the SOI for specifics of portfolio holdings.

B.

Investment Transactions with Affiliates — The Fund invested in Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be affiliated issuer. Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at December 9, 2020(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	$—	$465,914	$390,427	$—	$—	$75,487	75,487	$6	$—

(a)	Commencement of operations was December 9, 2020.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2021.